Shareholders' Equity - Summary of Shareholders' Equity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [Line Items]
Issuance of shares - EIP 2013, value		$ 15	$ 21
Issuance of shares - Underwritten offering, value		19,999
Issuance of shares - ATM program, value	$ 53,687	16,906	3,554
Share issuance costs		(2,043)	(130)
Exercise of warrants	22,117
Share capital [Member]
Disclosure of classes of share capital [Line Items]
Equity, beginning balance	4,574	3,499
Issuance of shares - EIP 2013, value		15	21
Issuance of shares - Underwritten offering, value		591
Issuance of shares - ATM program, value	1,360	469	56
Share issuance costs		0	0
Equity, ending balance	6,489	4,574	3,499
Exercise of warrants	555
Share premium [Member]
Disclosure of classes of share capital [Line Items]
Equity, beginning balance	356,822	320,955
Issuance of shares - EIP 2013, value		2,065	2,696
Issuance of shares - Underwritten offering, value		19,408
Issuance of shares - ATM program, value	52,327	16,437	3,498
Share issuance costs	(81)	(2,043)	(130)
Equity, ending balance	430,630	356,822	320,955
Exercise of warrants	21,562
Total [Member]
Disclosure of classes of share capital [Line Items]
Equity, beginning balance	361,396	324,454
Issuance of shares - EIP 2013, value		2,080
Issuance of shares - Underwritten offering, value		19,999
Issuance of shares - ATM program, value	53,687	16,906
Share issuance costs	(81)	(2,043)
Equity, ending balance	437,119	$ 361,396	$ 324,454
Exercise of warrants	$ 22,117
Common shares [Member]
Disclosure of classes of share capital [Line Items]
Beginning balance	57,552,578	44,423,448
Issuance of shares - EIP 2013		168,641
Issuance of shares - Underwritten offering		6,964,592
Issuance of shares - ATM program	15,954,450	5,995,897
Ending balance	79,955,268	57,552,578	44,423,448
Exercise of warrants	6,448,240